Contingencies (Other Litigation) (Narrative) (Details) (Other Litigation [Member])	Dec. 31, 2011
Antitrust [Member] | United States [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Breach Of Contract [Member] | Canada [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Tax [Member] | Brazil [Member]
Loss Contingencies [Line Items]
Cases brought against PM	114
Tax [Member] | Brazil [Member] | Cases Under Administrative Review [Member]
Loss Contingencies [Line Items]
Cases brought against PM	58
Tax [Member] | Brazil [Member] | Cases Under Judicial Review [Member]
Loss Contingencies [Line Items]
Cases brought against PM	56